Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000057076
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class A
Trading Symbol	GARTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
12/14	$9,450	$10,000	$10,000	$10,000
12/15	$9,218	$9,755	$10,005	$9,913
12/16	$9,630	$10,190	$10,038	$10,657
12/17	$10,297	$10,896	$10,124	$13,045
12/18	$10,009	$10,591	$10,314	$11,909
12/19	$11,046	$11,688	$10,549	$15,204
12/20	$11,410	$12,074	$10,620	$17,621
12/21	$12,105	$12,809	$10,625	$21,466
12/22	$11,304	$11,961	$10,780	$17,572
12/23	$12,485	$13,211	$11,320	$21,752
12/24	$13,313	$14,087	$11,914	$25,814

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.63%	3.80%	3.48%
Class A including sales charges	0.81%	2.63%	2.90%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057077
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class C
Trading Symbol	GCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.74%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
12/14	$9,900	$10,000	$10,000	$10,000
12/15	$9,583	$9,680	$10,005	$9,913
12/16	$9,931	$10,031	$10,038	$10,657
12/17	$10,537	$10,643	$10,124	$13,045
12/18	$10,158	$10,260	$10,314	$11,909
12/19	$11,142	$11,254	$10,549	$15,204
12/20	$11,414	$11,529	$10,620	$17,621
12/21	$12,020	$12,141	$10,625	$21,466
12/22	$11,151	$11,263	$10,780	$17,572
12/23	$12,204	$12,328	$11,320	$21,752
12/24	$12,933	$13,064	$11,914	$25,814

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.97%	3.02%	2.71%
Class C including sales charges	4.97%	3.02%	2.71%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class P
Trading Symbol	GSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
04/18	$10,000	$10,000	$10,000
12/18	$9,683	$10,144	$9,021
12/19	$10,741	$10,375	$11,517
12/20	$11,130	$10,445	$13,348
12/21	$11,851	$10,450	$16,261
12/22	$11,121	$10,603	$13,311
12/23	$12,314	$11,134	$16,478
12/24	$13,196	$11,718	$19,554

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	7.17%	4.20%	4.21%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	2.39%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	10.50%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R
Trading Symbol	GRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
12/14	$10,000	$10,000	$10,000
12/15	$9,729	$10,005	$9,913
12/16	$10,138	$10,038	$10,657
12/17	$10,821	$10,124	$13,045
12/18	$10,482	$10,314	$11,909
12/19	$11,537	$10,549	$15,204
12/20	$11,891	$10,620	$17,621
12/21	$12,572	$10,625	$21,466
12/22	$11,719	$10,780	$17,572
12/23	$12,903	$11,320	$21,752
12/24	$13,729	$11,914	$25,814

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	6.40%	3.54%	3.22%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R6
Trading Symbol	GARUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
07/15	$10,000	$10,000	$10,000
12/15	$9,702	$10,005	$9,488
12/16	$10,174	$10,038	$10,201
12/17	$10,922	$10,124	$12,485
12/18	$10,654	$10,314	$11,398
12/19	$11,806	$10,549	$14,552
12/20	$12,246	$10,620	$16,866
12/21	$13,027	$10,625	$20,546
12/22	$12,223	$10,780	$16,819
12/23	$13,536	$11,320	$20,820
12/24	$14,493	$11,914	$24,707

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	7.07%	4.18%	4.01%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.87%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	10.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057078
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Institutional Class
Trading Symbol	GJRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
12/14	$1,000,000	$1,000,000	$1,000,000
12/15	$978,200	$1,000,500	$991,300
12/16	$1,025,545	$1,003,802	$1,065,747
12/17	$1,102,051	$1,012,434	$1,304,474
12/18	$1,074,830	$1,031,367	$1,190,854
12/19	$1,192,094	$1,054,882	$1,520,364
12/20	$1,235,128	$1,061,950	$1,762,101
12/21	$1,315,165	$1,062,481	$2,146,592
12/22	$1,232,704	$1,077,993	$1,757,200
12/23	$1,366,206	$1,132,000	$2,175,238
12/24	$1,462,387	$1,191,430	$2,581,355

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	7.04%	4.17%	3.87%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Investor Class
Trading Symbol	GSRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Virtually all asset classes were impacted by U.S. monetary policy, inflation expectations, elections, artificial intelligence booms, geopolitics and currency movements. Hedge funds generally posted positive returns, led by equity long/short strategies. Relative value, event-driven and global macro hedge fund strategies also performed well.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	ICE BofAML 3-Month U.S. Treasury Bill Index	MSCI World Index (Net, Total Return, USD)
12/14	$10,000	$10,000	$10,000
12/15	$9,777	$10,005	$9,913
12/16	$10,243	$10,038	$10,657
12/17	$10,986	$10,124	$13,045
12/18	$10,703	$10,314	$11,909
12/19	$11,843	$10,549	$15,204
12/20	$12,264	$10,620	$17,621
12/21	$13,043	$10,625	$21,466
12/22	$12,212	$10,780	$17,572
12/23	$13,516	$11,320	$21,752
12/24	$14,453	$11,914	$25,814

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.93%	4.06%	3.75%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

AssetsNet	$ 4,477,622,316
Holdings Count | Holding	1,354
Advisory Fees Paid, Amount	$ 24,642,881
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$4,477,622,316
# of Portfolio Holdings	1,354
Portfolio Turnover Rate	179%
Total Net Advisory Fees Paid	$24,642,881

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043358
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class A
Trading Symbol	GSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	BCOM (Gross, USD, Unhedged)	S&P 500® Index
12/14	$9,550	$10,000	$10,000	$10,000
12/15	$6,453	$6,757	$7,534	$10,138
12/16	$7,223	$7,564	$8,421	$11,351
12/17	$7,508	$7,862	$8,564	$13,828
12/18	$6,369	$6,669	$7,600	$13,223
12/19	$7,408	$7,757	$8,185	$17,386
12/20	$5,688	$5,957	$7,930	$20,586
12/21	$7,567	$7,924	$10,079	$26,496
12/22	$8,730	$9,141	$11,701	$21,697
12/23	$7,861	$8,232	$10,775	$27,402
12/24	$8,293	$8,684	$11,355	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.50%	2.28%	-1.40%
Class A including sales charges	0.75%	1.34%	-1.84%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	1.28%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043359
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class C
Trading Symbol	GSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	BCOM (Gross, USD, Unhedged)	S&P 500® Index
12/14	$9,900	$10,000	$10,000	$10,000
12/15	$6,638	$6,705	$7,534	$10,138
12/16	$7,372	$7,447	$8,421	$11,351
12/17	$7,605	$7,682	$8,564	$13,828
12/18	$6,400	$6,465	$7,600	$13,223
12/19	$7,395	$7,470	$8,185	$17,386
12/20	$5,633	$5,690	$7,930	$20,586
12/21	$7,438	$7,513	$10,079	$26,496
12/22	$8,517	$8,603	$11,701	$21,697
12/23	$7,616	$7,693	$10,775	$27,402
12/24	$7,972	$8,053	$11,355	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	4.68%	1.51%	-2.14%
Class C including sales charges	3.64%	1.51%	-2.14%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	1.28%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class P
Trading Symbol	GGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	BCOM (Gross, USD, Unhedged)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
12/18	$8,169	$8,749	$9,394
12/19	$9,536	$9,422	$12,352
12/20	$7,352	$9,128	$14,625
12/21	$9,812	$11,602	$18,824
12/22	$11,366	$13,469	$15,415
12/23	$10,261	$12,404	$19,467
12/24	$10,865	$13,071	$24,338

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	5.88%	2.64%	1.24%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	4.07%
S&P 500® Index	25.02%	14.51%	14.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058992
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R
Trading Symbol	GCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	BCOM (Gross, USD, Unhedged)	S&P 500® Index
12/14	$10,000	$10,000	$10,000
12/15	$6,712	$7,534	$10,138
12/16	$7,493	$8,421	$11,351
12/17	$7,762	$8,564	$13,828
12/18	$6,567	$7,600	$13,223
12/19	$7,625	$8,185	$17,386
12/20	$5,839	$7,930	$20,586
12/21	$7,750	$10,079	$26,496
12/22	$8,918	$11,701	$21,697
12/23	$8,009	$10,775	$27,402
12/24	$8,431	$11,355	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	5.26%	2.03%	-1.69%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	1.28%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	GCCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	BCOM (Gross, USD, Unhedged)	S&P 500® Index
07/15	$10,000	$10,000	$10,000
12/15	$7,877	$8,563	$9,810
12/16	$8,844	$9,571	$10,983
12/17	$9,224	$9,734	$13,381
12/18	$7,844	$8,639	$12,795
12/19	$9,167	$9,303	$16,824
12/20	$7,061	$9,013	$19,920
12/21	$9,423	$11,456	$25,638
12/22	$10,915	$13,299	$20,995
12/23	$9,855	$12,247	$26,515
12/24	$10,434	$12,906	$33,149

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	5.87%	2.62%	0.45%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	2.74%
S&P 500® Index	25.02%	14.51%	13.55%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	GCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	BCOM (Gross, USD, Unhedged)	S&P 500® Index
12/14	$1,000,000	$1,000,000	$1,000,000
12/15	$676,200	$753,400	$1,013,800
12/16	$759,778	$842,075	$1,135,050
12/17	$792,297	$856,390	$1,382,832
12/18	$674,324	$760,047	$1,322,264
12/19	$787,408	$818,494	$1,738,645
12/20	$606,147	$792,957	$2,058,556
12/21	$809,327	$1,007,928	$2,649,567
12/22	$936,796	$1,170,103	$2,169,730
12/23	$846,395	$1,077,548	$2,740,152
12/24	$896,163	$1,135,520	$3,425,738

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.88%	2.62%	-1.09%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	1.28%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058993
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Investor Class
Trading Symbol	GCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Delayed Federal Reserve monetary policy easing, persistent manufacturing contraction, U.S. dollar strength, China’s broad economic challenges, rising consumption from India and other emerging markets, geopolitical developments and extreme weather conditions were among the factors influencing commodity markets in 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	BCOM (Gross, USD, Unhedged)	S&P 500® Index
12/14	$10,000	$10,000	$10,000
12/15	$6,785	$7,534	$10,138
12/16	$7,615	$8,421	$11,351
12/17	$7,926	$8,564	$13,828
12/18	$6,740	$7,600	$13,223
12/19	$7,867	$8,185	$17,386
12/20	$6,054	$7,930	$20,586
12/21	$8,072	$10,079	$26,496
12/22	$9,346	$11,701	$21,697
12/23	$8,432	$10,775	$27,402
12/24	$8,918	$11,355	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.76%	2.54%	-1.14%
BCOM (Gross, USD, Unhedged)	5.38%	6.76%	1.28%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

AssetsNet	$ 333,095,274
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,028,919
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$333,095,274
# of Portfolio Holdings	53
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$2,028,919

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025591
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class A
Trading Symbol	GAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$9,450	$10,000	$10,000
12/15	$9,528	$10,083	$9,764
12/16	$10,179	$10,772	$10,531
12/17	$12,822	$13,568	$13,056
12/18	$11,360	$12,021	$11,827
12/19	$14,275	$15,106	$14,973
12/20	$16,158	$17,098	$17,407
12/21	$19,401	$20,530	$20,634
12/22	$15,655	$16,566	$16,845
12/23	$18,820	$19,915	$20,585
12/24	$22,085	$23,371	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	17.35%	9.11%	8.85%
Class A including sales charges	10.90%	7.89%	8.24%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025593
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class C
Trading Symbol	GAXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$141	1.30%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$9,900	$10,000	$10,000
12/15	$9,913	$10,013	$9,764
12/16	$10,505	$10,611	$10,531
12/17	$13,139	$13,272	$13,056
12/18	$11,557	$11,674	$11,827
12/19	$14,414	$14,560	$14,973
12/20	$16,192	$16,355	$17,407
12/21	$19,299	$19,494	$20,634
12/22	$15,456	$15,612	$16,845
12/23	$18,450	$18,637	$20,585
12/24	$21,482	$21,699	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	16.43%	8.30%	8.05%
Class C including sales charges	15.29%	8.30%	8.05%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class P
Trading Symbol	GADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI® ACWI Index (Net, USD, Unhedged)
04/18	$10,000	$10,000
12/18	$8,720	$8,955
12/19	$11,004	$11,337
12/20	$12,501	$13,179
12/21	$15,069	$15,623
12/22	$12,206	$12,754
12/23	$14,734	$15,586
12/24	$17,349	$18,312

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	17.75%	9.52%	8.55%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058975
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R
Trading Symbol	GAPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000
12/15	$10,061	$9,764
12/16	$10,715	$10,531
12/17	$13,469	$13,056
12/18	$11,902	$11,827
12/19	$14,921	$14,973
12/20	$16,848	$17,407
12/21	$20,178	$20,634
12/22	$16,245	$16,845
12/23	$19,486	$20,585
12/24	$22,797	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	16.99%	8.84%	8.58%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161534
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R6
Trading Symbol	GAPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI® ACWI Index (Net, USD, Unhedged)
07/15	$10,000	$10,000
12/15	$9,607	$9,428
12/16	$10,293	$10,169
12/17	$13,025	$12,607
12/18	$11,592	$11,420
12/19	$14,622	$14,458
12/20	$16,612	$16,808
12/21	$20,026	$19,924
12/22	$16,223	$16,266
12/23	$19,575	$19,877
12/24	$23,051	$23,353

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	17.76%	9.52%	9.26%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.41%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025589
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$1,000,000	$1,000,000
12/15	$1,013,100	$976,400
12/16	$1,086,043	$1,053,145
12/17	$1,373,627	$1,305,584
12/18	$1,221,567	$1,182,728
12/19	$1,541,373	$1,497,334
12/20	$1,751,000	$1,740,651
12/21	$2,109,955	$2,063,368
12/22	$1,709,485	$1,684,533
12/23	$2,062,494	$2,058,500
12/24	$2,428,587	$2,418,531

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	17.75%	9.51%	9.27%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058976
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Investor Class
Trading Symbol	GAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000
12/15	$10,111	$9,764
12/16	$10,820	$10,531
12/17	$13,671	$13,056
12/18	$12,142	$11,827
12/19	$15,296	$14,973
12/20	$17,358	$17,407
12/21	$20,892	$20,634
12/22	$16,906	$16,845
12/23	$20,375	$20,585
12/24	$23,967	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	17.63%	9.39%	9.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Service Class
Trading Symbol	GAPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market was volatile, but positive, as waning inflation led a number of central banks to ease monetary policy. Further boosting sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally fueled by excitement about artificial intelligence capabilities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000
12/15	$10,078	$9,764
12/16	$10,751	$10,531
12/17	$13,524	$13,056
12/18	$11,971	$11,827
12/19	$15,023	$14,973
12/20	$16,988	$17,407
12/21	$20,369	$20,634
12/22	$16,419	$16,845
12/23	$19,718	$20,585
12/24	$23,097	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	17.14%	8.97%	8.72%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 377,281,268
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 539,627
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$377,281,268
# of Portfolio Holdings	16
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid	$539,627

Holdings [Text Block]

Fund Allocation (%)

Equity	33.8%
Other	61.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International equities were volatile but positive as waning inflation led some central banks to ease monetary policy. Also boosting sentiment was generally positive economic data, solid corporate earnings, Artificial Intelligence excitement and China’s economic stimulus. Increased trade tariff worries and recession concerns weighed on markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
12/14	$9,450	$10,000	$10,000	$10,000
12/15	$8,996	$9,520	$9,685	$9,919
12/16	$9,056	$9,583	$9,887	$10,018
12/17	$11,171	$11,821	$10,618	$12,526
12/18	$9,681	$10,244	$10,490	$10,798
12/19	$11,077	$11,722	$11,208	$13,175
12/20	$11,180	$11,831	$12,238	$14,205
12/21	$12,179	$12,888	$11,662	$15,805
12/22	$10,926	$11,562	$9,767	$13,521
12/23	$12,665	$13,402	$10,325	$15,987
12/24	$12,344	$13,063	$10,151	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	-2.53%	2.19%	2.71%
Class A including sales charges	-7.94%	1.05%	2.12%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	-1.69%	-1.96%	0.15%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 150,353,934
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,251,314
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$150,353,934
# of Portfolio Holdings	306
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,251,314

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	16.1%
Health Care	11.0%
Consumer Discretionary	10.7%
Information Technology	7.6%
Materials	7.2%
Consumer Staples	7.1%
Communication Services	4.9%
Utilities	3.9%
Other	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$191	1.94%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International equities were volatile but positive as waning inflation led some central banks to ease monetary policy. Also boosting sentiment was generally positive economic data, solid corporate earnings, Artificial Intelligence excitement and China’s economic stimulus. Increased trade tariff worries and recession concerns weighed on markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
12/14	$9,900	$10,000	$10,000	$10,000
12/15	$9,347	$9,441	$9,685	$9,919
12/16	$9,327	$9,421	$9,887	$10,018
12/17	$11,426	$11,541	$10,618	$12,526
12/18	$9,825	$9,924	$10,490	$10,798
12/19	$11,155	$11,268	$11,208	$13,175
12/20	$11,175	$11,288	$12,238	$14,205
12/21	$12,094	$12,216	$11,662	$15,805
12/22	$10,765	$10,873	$9,767	$13,521
12/23	$12,378	$12,503	$10,325	$15,987
12/24	$11,977	$12,098	$10,151	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	-3.24%	1.43%	1.92%
Class C including sales charges	-4.20%	1.43%	1.92%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	-1.69%	-1.96%	0.15%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 150,353,934
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,251,314
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$150,353,934
# of Portfolio Holdings	306
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,251,314

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	16.1%
Health Care	11.0%
Consumer Discretionary	10.7%
Information Technology	7.6%
Materials	7.2%
Consumer Staples	7.1%
Communication Services	4.9%
Utilities	3.9%
Other	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GGHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International equities were volatile but positive as waning inflation led some central banks to ease monetary policy. Also boosting sentiment was generally positive economic data, solid corporate earnings, Artificial Intelligence excitement and China’s economic stimulus. Increased trade tariff worries and recession concerns weighed on markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
04/18	$10,000	$10,000	$10,000
12/18	$8,565	$9,742	$8,548
12/19	$9,835	$10,409	$10,429
12/20	$9,967	$11,366	$11,245
12/21	$10,901	$10,831	$12,511
12/22	$9,814	$9,071	$10,703
12/23	$11,398	$9,589	$12,656
12/24	$11,154	$9,427	$13,139

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	-2.14%	2.54%	1.64%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	-1.69%	-1.96%	-0.87%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	4.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 150,353,934
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,251,314
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$150,353,934
# of Portfolio Holdings	306
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,251,314

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	16.1%
Health Care	11.0%
Consumer Discretionary	10.7%
Information Technology	7.6%
Materials	7.2%
Consumer Staples	7.1%
Communication Services	4.9%
Utilities	3.9%
Other	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International equities were volatile but positive as waning inflation led some central banks to ease monetary policy. Also boosting sentiment was generally positive economic data, solid corporate earnings, Artificial Intelligence excitement and China’s economic stimulus. Increased trade tariff worries and recession concerns weighed on markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
04/18	$10,000	$10,000	$10,000
12/18	$8,675	$9,906	$8,560
12/19	$9,963	$10,584	$10,444
12/20	$10,097	$11,557	$11,261
12/21	$11,044	$11,013	$12,529
12/22	$9,941	$9,223	$10,718
12/23	$11,548	$9,750	$12,673
12/24	$11,301	$9,586	$13,157

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/18
Class R6	-2.14%	2.55%	1.85%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	-1.69%	-1.96%	-0.63%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	4.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 150,353,934
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,251,314
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$150,353,934
# of Portfolio Holdings	306
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,251,314

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	16.1%
Health Care	11.0%
Consumer Discretionary	10.7%
Information Technology	7.6%
Materials	7.2%
Consumer Staples	7.1%
Communication Services	4.9%
Utilities	3.9%
Other	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050446
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.90%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International equities were volatile but positive as waning inflation led some central banks to ease monetary policy. Also boosting sentiment was generally positive economic data, solid corporate earnings, Artificial Intelligence excitement and China’s economic stimulus. Increased trade tariff worries and recession concerns weighed on markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
12/14	$1,000,000	$1,000,000	$1,000,000
12/15	$955,800	$968,458	$991,900
12/16	$964,593	$988,659	$1,001,819
12/17	$1,194,649	$1,061,770	$1,252,574
12/18	$1,039,822	$1,049,030	$1,079,844
12/19	$1,193,924	$1,120,780	$1,317,518
12/20	$1,208,132	$1,223,822	$1,420,548
12/21	$1,321,455	$1,166,218	$1,580,502
12/22	$1,189,441	$976,725	$1,352,119
12/23	$1,381,536	$1,032,546	$1,598,746
12/24	$1,351,833	$1,015,105	$1,659,818

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	-2.15%	2.51%	3.06%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	-1.69%	-1.96%	0.15%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 150,353,934
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,251,314
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$150,353,934
# of Portfolio Holdings	306
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,251,314

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	16.1%
Health Care	11.0%
Consumer Discretionary	10.7%
Information Technology	7.6%
Materials	7.2%
Consumer Staples	7.1%
Communication Services	4.9%
Utilities	3.9%
Other	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GIRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International equities were volatile but positive as waning inflation led some central banks to ease monetary policy. Also boosting sentiment was generally positive economic data, solid corporate earnings, Artificial Intelligence excitement and China’s economic stimulus. Increased trade tariff worries and recession concerns weighed on markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	MSCI EAFE Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000
12/15	$9,531	$9,685	$9,919
12/16	$9,623	$9,887	$10,018
12/17	$11,891	$10,618	$12,526
12/18	$10,334	$10,490	$10,798
12/19	$11,854	$11,208	$13,175
12/20	$11,996	$12,238	$14,205
12/21	$13,094	$11,662	$15,805
12/22	$11,773	$9,767	$13,521
12/23	$13,671	$10,325	$15,987
12/24	$13,350	$10,151	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	-2.35%	2.40%	2.93%
Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)	-1.69%	-1.96%	0.15%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 150,353,934
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,251,314
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$150,353,934
# of Portfolio Holdings	306
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$1,251,314

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Industrials	16.1%
Health Care	11.0%
Consumer Discretionary	10.7%
Information Technology	7.6%
Materials	7.2%
Consumer Staples	7.1%
Communication Services	4.9%
Utilities	3.9%
Other	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025508
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, Artificial Intelligence excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Federal Reserve stated future rate cuts would likely come more slowly, dampening market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/14	$9,450	$10,000	$10,000	$10,000
12/15	$9,647	$10,208	$10,055	$10,138
12/16	$10,877	$11,511	$10,321	$11,351
12/17	$12,491	$13,218	$10,687	$13,828
12/18	$11,662	$12,341	$10,688	$13,223
12/19	$14,534	$15,380	$11,620	$17,386
12/20	$16,519	$17,481	$12,492	$20,586
12/21	$20,223	$21,400	$12,299	$26,496
12/22	$17,222	$18,224	$10,699	$21,697
12/23	$20,845	$22,058	$11,291	$27,402
12/24	$25,406	$26,885	$11,432	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	21.88%	11.80%	10.39%
Class A including sales charges	15.18%	10.55%	9.77%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 3,533,122,969
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 21,513,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$3,533,122,969
# of Portfolio Holdings	227
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$21,513,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	12.5%
Consumer Discretionary	10.9%
Communication Services	10.2%
Health Care	10.1%
Industrials	7.0%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Other	6.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025509
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GSPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.75%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, Artificial Intelligence excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Federal Reserve stated future rate cuts would likely come more slowly, dampening market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/14	$9,900	$10,000	$10,000	$10,000
12/15	$10,025	$10,126	$10,055	$10,138
12/16	$11,223	$11,336	$10,321	$11,351
12/17	$12,793	$12,922	$10,687	$13,828
12/18	$11,849	$11,968	$10,688	$13,223
12/19	$14,659	$14,807	$11,620	$17,386
12/20	$16,544	$16,711	$12,492	$20,586
12/21	$20,098	$20,301	$12,299	$26,496
12/22	$16,987	$17,158	$10,699	$21,697
12/23	$20,405	$20,611	$11,291	$27,402
12/24	$24,681	$24,931	$11,432	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	20.96%	10.97%	9.56%
Class C including sales charges	19.90%	10.97%	9.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 3,533,122,969
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 21,513,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$3,533,122,969
# of Portfolio Holdings	227
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$21,513,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	12.5%
Consumer Discretionary	10.9%
Communication Services	10.2%
Health Care	10.1%
Industrials	7.0%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Other	6.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201766
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, Artificial Intelligence excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Federal Reserve stated future rate cuts would likely come more slowly, dampening market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
04/18	$10,000	$10,000	$10,000
12/18	$9,327	$10,225	$9,394
12/19	$11,665	$11,117	$12,352
12/20	$13,309	$11,951	$14,625
12/21	$16,361	$11,767	$18,824
12/22	$13,974	$10,236	$15,415
12/23	$16,970	$10,802	$19,467
12/24	$20,740	$10,937	$24,338

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	22.22%	12.18%	11.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.34%
S&P 500® Index	25.02%	14.51%	14.16%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 3,533,122,969
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 21,513,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$3,533,122,969
# of Portfolio Holdings	227
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$21,513,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	12.5%
Consumer Discretionary	10.9%
Communication Services	10.2%
Health Care	10.1%
Industrials	7.0%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Other	6.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, Artificial Intelligence excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Federal Reserve stated future rate cuts would likely come more slowly, dampening market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
04/18	$10,000	$10,000	$10,000
12/18	$9,522	$10,225	$9,598
12/19	$11,911	$11,117	$12,620
12/20	$13,600	$11,951	$14,943
12/21	$16,708	$11,767	$19,233
12/22	$14,280	$10,236	$15,750
12/23	$17,330	$10,802	$19,890
12/24	$21,197	$10,937	$24,867

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/18
Class R6	22.31%	12.20%	11.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.51%	14.61%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 3,533,122,969
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 21,513,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$3,533,122,969
# of Portfolio Holdings	227
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$21,513,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	12.5%
Consumer Discretionary	10.9%
Communication Services	10.2%
Health Care	10.1%
Industrials	7.0%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Other	6.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GSPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, Artificial Intelligence excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Federal Reserve stated future rate cuts would likely come more slowly, dampening market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/14	$1,000,000	$1,000,000	$1,000,000
12/15	$1,024,900	$1,005,500	$1,013,800
12/16	$1,160,289	$1,032,121	$1,135,050
12/17	$1,337,930	$1,068,676	$1,382,832
12/18	$1,253,908	$1,068,798	$1,322,264
12/19	$1,568,137	$1,161,962	$1,738,645
12/20	$1,790,185	$1,249,186	$2,058,556
12/21	$2,198,705	$1,229,922	$2,649,567
12/22	$1,879,233	$1,069,908	$2,169,730
12/23	$2,280,262	$1,129,061	$2,740,152
12/24	$2,788,304	$1,143,177	$3,425,738

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	22.28%	12.19%	10.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 3,533,122,969
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 21,513,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$3,533,122,969
# of Portfolio Holdings	227
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$21,513,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	12.5%
Consumer Discretionary	10.9%
Communication Services	10.2%
Health Care	10.1%
Industrials	7.0%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Other	6.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GVIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, Artificial Intelligence excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Federal Reserve stated future rate cuts would likely come more slowly, dampening market returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/14	$10,000	$10,000	$10,000
12/15	$10,234	$10,055	$10,138
12/16	$11,560	$10,321	$11,351
12/17	$13,315	$10,687	$13,828
12/18	$12,454	$10,688	$13,223
12/19	$15,567	$11,620	$17,386
12/20	$17,737	$12,492	$20,586
12/21	$21,778	$12,299	$26,496
12/22	$18,598	$10,699	$21,697
12/23	$22,547	$11,291	$27,402
12/24	$27,547	$11,432	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	22.18%	12.08%	10.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 3,533,122,969
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 21,513,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$3,533,122,969
# of Portfolio Holdings	227
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid	$21,513,794

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.1%
Financials	12.5%
Consumer Discretionary	10.9%
Communication Services	10.2%
Health Care	10.1%
Industrials	7.0%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Other	6.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Material Fund Change Strategies [Text Block]

Effective April 29, 2024, the Fund changed its 80% investment policy to remove the reference to the market capitalization range of a third-party index. This change did not materially impact the market capitalizations of the companies in which the Fund invests under its 80% investment policy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class A
Trading Symbol	GIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
12/14	$9,450	$10,000	$10,000	$10,000	$10,000
12/15	$9,365	$9,910	$9,984	$9,764	$10,102
12/16	$9,838	$10,410	$10,538	$10,531	$10,501
12/17	$10,939	$11,575	$11,705	$13,056	$10,819
12/18	$10,184	$10,777	$11,404	$11,827	$11,010
12/19	$11,736	$12,419	$13,166	$14,973	$11,915
12/20	$12,996	$13,753	$14,636	$17,407	$12,580
12/21	$13,975	$14,788	$15,559	$20,634	$12,405
12/22	$12,006	$12,705	$13,397	$16,845	$11,013
12/23	$13,455	$14,238	$15,143	$20,585	$11,800
12/24	$14,561	$15,409	$16,493	$24,185	$12,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	8.22%	4.40%	4.42%
Class A including sales charges	2.28%	3.23%	3.83%
Balanced Strategy Composite Index	8.89%	4.60%	5.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class C
Trading Symbol	GIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
12/14	$9,900	$10,000	$10,000	$10,000	$10,000
12/15	$9,737	$9,835	$9,984	$9,764	$10,102
12/16	$10,150	$10,253	$10,538	$10,531	$10,501
12/17	$11,196	$11,309	$11,705	$13,056	$10,819
12/18	$10,347	$10,452	$11,404	$11,827	$11,010
12/19	$11,827	$11,946	$13,166	$14,973	$11,915
12/20	$13,001	$13,133	$14,636	$17,407	$12,580
12/21	$13,876	$14,017	$15,559	$20,634	$12,405
12/22	$11,837	$11,956	$13,397	$16,845	$11,013
12/23	$13,167	$13,300	$15,143	$20,585	$11,800
12/24	$14,136	$14,279	$16,493	$24,185	$12,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	7.36%	3.63%	3.62%
Class C including sales charges	6.33%	3.63%	3.62%
Balanced Strategy Composite Index	8.89%	4.60%	5.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class P
Trading Symbol	GAOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
04/18	$10,000	$10,000	$10,000	$10,000
12/18	$9,333	$9,740	$9,707	$10,193
12/19	$10,797	$11,245	$11,207	$11,030
12/20	$12,004	$12,501	$12,458	$11,646
12/21	$12,958	$13,289	$13,244	$11,484
12/22	$11,176	$11,442	$11,403	$10,196
12/23	$12,572	$12,934	$12,890	$10,924
12/24	$13,656	$14,087	$14,039	$11,295

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	8.62%	4.80%	4.75%
Balanced Strategy Composite Index	8.89%	4.60%	5.24%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	1.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class R
Trading Symbol	GIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,877	$9,984	$9,764	$10,102
12/16	$10,375	$10,538	$10,531	$10,501
12/17	$11,496	$11,705	$13,056	$10,819
12/18	$10,684	$11,404	$11,827	$11,010
12/19	$12,280	$13,166	$14,973	$11,915
12/20	$13,559	$14,636	$17,407	$12,580
12/21	$14,552	$15,559	$20,634	$12,405
12/22	$12,471	$13,397	$16,845	$11,013
12/23	$13,939	$15,143	$20,585	$11,800
12/24	$15,050	$16,493	$24,185	$12,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	7.97%	4.15%	4.17%
Balanced Strategy Composite Index	8.89%	4.60%	5.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class R6
Trading Symbol	GIPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
07/15	$10,000	$10,000	$10,000	$10,000
12/15	$9,799	$9,809	$9,428	$10,042
12/16	$10,336	$10,354	$10,169	$10,439
12/17	$11,529	$11,500	$12,607	$10,755
12/18	$10,777	$11,205	$11,420	$10,945
12/19	$12,469	$12,936	$14,458	$11,844
12/20	$13,852	$14,381	$16,808	$12,505
12/21	$14,960	$15,288	$19,924	$12,331
12/22	$12,917	$13,163	$16,266	$10,948
12/23	$14,516	$14,879	$19,877	$11,730
12/24	$15,765	$16,205	$23,353	$12,129

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	8.61%	4.80%	4.94%
Balanced Strategy Composite Index	8.89%	4.60%	5.25%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.41%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
12/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$995,100	$998,365	$976,400	$1,010,169
12/16	$1,048,636	$1,053,823	$1,053,145	$1,050,056
12/17	$1,170,593	$1,170,475	$1,305,584	$1,081,932
12/18	$1,094,153	$1,140,394	$1,182,728	$1,101,004
12/19	$1,265,716	$1,316,589	$1,497,334	$1,191,465
12/20	$1,405,958	$1,463,598	$1,740,651	$1,257,956
12/21	$1,517,450	$1,555,924	$2,063,368	$1,240,453
12/22	$1,309,711	$1,339,652	$1,684,533	$1,101,285
12/23	$1,473,163	$1,514,303	$2,058,500	$1,179,988
12/24	$1,598,677	$1,649,305	$2,418,531	$1,220,056

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	8.52%	4.78%	4.80%
Balanced Strategy Composite Index	8.89%	4.60%	5.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,927	$9,984	$9,764	$10,102
12/16	$10,457	$10,538	$10,531	$10,501
12/17	$11,650	$11,705	$13,056	$10,819
12/18	$10,880	$11,404	$11,827	$11,010
12/19	$12,566	$13,166	$14,973	$11,915
12/20	$13,948	$14,636	$17,407	$12,580
12/21	$15,029	$15,559	$20,634	$12,405
12/22	$12,956	$13,397	$16,845	$11,013
12/23	$14,552	$15,143	$20,585	$11,800
12/24	$15,781	$16,493	$24,185	$12,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	8.44%	4.66%	4.66%
Balanced Strategy Composite Index	8.89%	4.60%	5.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Service Class
Trading Symbol	GIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Balanced Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,901	$9,984	$9,764	$10,102
12/16	$10,464	$10,538	$10,531	$10,501
12/17	$11,620	$11,705	$13,056	$10,819
12/18	$10,814	$11,404	$11,827	$11,010
12/19	$12,435	$13,166	$14,973	$11,915
12/20	$13,747	$14,636	$17,407	$12,580
12/21	$14,770	$15,559	$20,634	$12,405
12/22	$12,676	$13,397	$16,845	$11,013
12/23	$14,189	$15,143	$20,585	$11,800
12/24	$15,324	$16,493	$24,185	$12,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	8.00%	4.26%	4.36%
Balanced Strategy Composite Index	8.89%	4.60%	5.13%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 554,451,629
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 820,596
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$554,451,629
# of Portfolio Holdings	26
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid	$820,596

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.9%
Equity	23.5%
Dynamic	1.5%
Other	30.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025513
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class A
Trading Symbol	GOIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$9,450	$10,000	$10,000	$10,000	$10,000
12/15	$9,399	$9,946	$10,102	$9,916	$9,764
12/16	$9,940	$10,519	$10,501	$10,545	$10,531
12/17	$11,550	$12,222	$10,819	$12,153	$13,056
12/18	$10,517	$11,129	$11,010	$11,569	$11,827
12/19	$12,473	$13,199	$11,915	$13,782	$14,973
12/20	$14,011	$14,827	$12,580	$15,622	$17,407
12/21	$15,730	$16,646	$12,405	$17,229	$20,634
12/22	$13,292	$14,066	$11,013	$14,588	$16,845
12/23	$15,246	$16,134	$11,800	$16,929	$20,585
12/24	$16,945	$17,931	$12,201	$18,916	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	11.14%	6.31%	6.01%
Class A including sales charges	5.02%	5.12%	5.41%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.58%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025515
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class C
Trading Symbol	GOICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$9,900	$10,000	$10,000	$10,000	$10,000
12/15	$9,777	$9,876	$10,102	$9,916	$9,764
12/16	$10,253	$10,357	$10,501	$10,545	$10,531
12/17	$11,823	$11,943	$10,819	$12,153	$13,056
12/18	$10,686	$10,794	$11,010	$11,569	$11,827
12/19	$12,586	$12,713	$11,915	$13,782	$14,973
12/20	$14,031	$14,172	$12,580	$15,622	$17,407
12/21	$15,636	$15,794	$12,405	$17,229	$20,634
12/22	$13,109	$13,241	$11,013	$14,588	$16,845
12/23	$14,928	$15,079	$11,800	$16,929	$20,585
12/24	$16,468	$16,634	$12,201	$18,916	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	10.31%	5.52%	5.21%
Class C including sales charges	9.24%	5.52%	5.21%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.58%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201784
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class P
Trading Symbol	GGSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
04/18	$10,000	$10,000	$10,000	$10,000
12/18	$9,071	$10,193	$9,503	$8,955
12/19	$10,804	$11,030	$11,321	$11,337
12/20	$12,180	$11,646	$12,832	$13,179
12/21	$13,722	$11,484	$14,153	$15,623
12/22	$11,638	$10,196	$11,983	$12,754
12/23	$13,403	$10,924	$13,906	$15,586
12/24	$14,955	$11,295	$15,538	$18,312

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	11.58%	6.71%	6.18%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.78%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	1.83%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class R
Trading Symbol	GPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,931	$10,102	$9,916	$9,764
12/16	$10,469	$10,501	$10,545	$10,531
12/17	$12,127	$10,819	$12,153	$13,056
12/18	$11,023	$11,010	$11,569	$11,827
12/19	$13,040	$11,915	$13,782	$14,973
12/20	$14,616	$12,580	$15,622	$17,407
12/21	$16,361	$12,405	$17,229	$20,634
12/22	$13,787	$11,013	$14,588	$16,845
12/23	$15,771	$11,800	$16,929	$20,585
12/24	$17,493	$12,201	$18,916	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	10.92%	6.05%	5.75%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.58%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class R6
Trading Symbol	GOIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
07/15	$10,000	$10,000	$10,000	$10,000
12/15	$9,713	$10,042	$9,687	$9,428
12/16	$10,305	$10,439	$10,301	$10,169
12/17	$12,026	$10,755	$11,872	$12,607
12/18	$10,991	$10,945	$11,301	$11,420
12/19	$13,090	$11,844	$13,463	$14,458
12/20	$14,758	$12,505	$15,260	$16,808
12/21	$16,631	$12,331	$16,831	$19,924
12/22	$14,108	$10,948	$14,251	$16,266
12/23	$16,235	$11,730	$16,538	$19,877
12/24	$18,115	$12,129	$18,478	$23,353

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	11.58%	6.70%	6.50%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.73%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.07%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.41%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GOIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Growth and Income Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$998,700	$991,611	$1,010,169	$976,400
12/16	$1,060,320	$1,054,461	$1,050,056	$1,053,145
12/17	$1,236,333	$1,215,316	$1,081,932	$1,305,584
12/18	$1,129,637	$1,156,913	$1,101,004	$1,182,728
12/19	$1,346,189	$1,378,204	$1,191,465	$1,497,334
12/20	$1,517,424	$1,562,151	$1,257,956	$1,740,651
12/21	$1,709,226	$1,722,947	$1,240,453	$2,063,368
12/22	$1,449,595	$1,458,809	$1,101,285	$1,684,533
12/23	$1,669,064	$1,692,921	$1,179,988	$2,058,500
12/24	$1,862,007	$1,891,560	$1,220,056	$2,418,531

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	11.56%	6.69%	6.41%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.58%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GPITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,971	$10,102	$9,916	$9,764
12/16	$10,575	$10,501	$10,545	$10,531
12/17	$12,309	$10,819	$12,153	$13,056
12/18	$11,240	$11,010	$11,569	$11,827
12/19	$13,366	$11,915	$13,782	$14,973
12/20	$15,060	$12,580	$15,622	$17,407
12/21	$16,940	$12,405	$17,229	$20,634
12/22	$14,348	$11,013	$14,588	$16,845
12/23	$16,502	$11,800	$16,929	$20,585
12/24	$18,383	$12,201	$18,916	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	11.40%	6.57%	6.27%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.58%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025512
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Service Class
Trading Symbol	GOISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	Growth and Income Strategy Composite Index	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,944	$10,102	$9,916	$9,764
12/16	$10,501	$10,501	$10,545	$10,531
12/17	$12,184	$10,819	$12,153	$13,056
12/18	$11,088	$11,010	$11,569	$11,827
12/19	$13,140	$11,915	$13,782	$14,973
12/20	$14,744	$12,580	$15,622	$17,407
12/21	$16,518	$12,405	$17,229	$20,634
12/22	$13,941	$11,013	$14,588	$16,845
12/23	$15,974	$11,800	$16,929	$20,585
12/24	$17,734	$12,201	$18,916	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	11.02%	6.17%	5.89%
Growth and Income Strategy Composite Index	11.70%	6.53%	6.58%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 929,802,220
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,328,623
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$929,802,220
# of Portfolio Holdings	26
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$1,328,623

Holdings [Text Block]

Fund Allocation (%)

Equity	34.5%
Fixed Income	25.2%
Dynamic	1.5%
Other	35.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025579
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class A
Trading Symbol	GGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$9,450	$10,000	$10,000	$10,000	$10,000
12/15	$9,442	$9,992	$9,843	$10,102	$9,764
12/16	$10,047	$10,631	$10,542	$10,501	$10,531
12/17	$12,159	$12,866	$12,604	$10,819	$13,056
12/18	$10,824	$11,454	$11,711	$11,010	$11,827
12/19	$13,231	$14,001	$14,386	$11,915	$14,973
12/20	$15,083	$15,961	$16,552	$12,580	$17,407
12/21	$17,578	$18,601	$18,931	$12,405	$20,634
12/22	$14,565	$15,413	$15,747	$11,013	$16,845
12/23	$17,089	$18,084	$18,755	$11,800	$20,585
12/24	$19,500	$20,635	$21,491	$12,201	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	14.11%	8.06%	7.51%
Class A including sales charges	7.84%	6.85%	6.90%
Growth Strategy Composite Index	14.55%	8.35%	7.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025581
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class C
Trading Symbol	GGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$9,900	$10,000	$10,000	$10,000	$10,000
12/15	$9,819	$9,918	$9,843	$10,102	$9,764
12/16	$10,367	$10,471	$10,542	$10,501	$10,531
12/17	$12,448	$12,574	$12,604	$10,819	$13,056
12/18	$11,008	$11,119	$11,711	$11,010	$11,827
12/19	$13,354	$13,489	$14,386	$11,915	$14,973
12/20	$15,109	$15,261	$16,552	$12,580	$17,407
12/21	$17,476	$17,653	$18,931	$12,405	$20,634
12/22	$14,372	$14,518	$15,747	$11,013	$16,845
12/23	$16,739	$16,909	$18,755	$11,800	$20,585
12/24	$18,961	$19,152	$21,491	$12,201	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	13.27%	7.26%	6.71%
Class C including sales charges	12.11%	7.26%	6.71%
Growth Strategy Composite Index	14.55%	8.35%	7.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201785
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class P
Trading Symbol	GGPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
04/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,861	$9,263	$10,193	$8,955
12/19	$10,874	$11,379	$11,030	$11,337
12/20	$12,441	$13,092	$11,646	$13,179
12/21	$14,560	$14,974	$11,484	$15,623
12/22	$12,107	$12,455	$10,196	$12,754
12/23	$14,265	$14,835	$10,924	$15,586
12/24	$16,336	$16,999	$11,295	$18,312

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/17/18
Class P	14.52%	8.47%	7.58%
Growth Strategy Composite Index	14.55%	8.35%	8.22%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	1.83%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058973
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class R
Trading Symbol	GGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,969	$9,843	$10,102	$9,764
12/16	$10,585	$10,542	$10,501	$10,531
12/17	$12,773	$12,604	$10,819	$13,056
12/18	$11,345	$11,711	$11,010	$11,827
12/19	$13,839	$14,386	$11,915	$14,973
12/20	$15,728	$16,552	$12,580	$17,407
12/21	$18,293	$18,931	$12,405	$20,634
12/22	$15,113	$15,747	$11,013	$16,845
12/23	$17,693	$18,755	$11,800	$20,585
12/24	$20,144	$21,491	$12,201	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	13.85%	7.79%	7.25%
Growth Strategy Composite Index	14.55%	8.35%	7.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class R6
Trading Symbol	GGSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
07/15	$10,000	$10,000	$10,000	$10,000
12/15	$9,634	$9,560	$10,042	$9,428
12/16	$10,287	$10,239	$10,439	$10,169
12/17	$12,500	$12,242	$10,755	$12,607
12/18	$11,181	$11,374	$10,945	$11,420
12/19	$13,722	$13,972	$11,844	$14,458
12/20	$15,696	$16,076	$12,505	$16,808
12/21	$18,368	$18,386	$12,331	$19,924
12/22	$15,273	$15,294	$10,948	$16,266
12/23	$17,985	$18,216	$11,730	$19,877
12/24	$20,609	$20,873	$12,129	$23,353

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	14.59%	8.47%	7.97%
Growth Strategy Composite Index	14.55%	8.35%	8.12%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.07%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.41%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025577
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,003,500	$984,279	$1,010,169	$976,400
12/16	$1,071,537	$1,054,243	$1,050,056	$1,053,145
12/17	$1,302,239	$1,260,399	$1,081,932	$1,305,584
12/18	$1,163,551	$1,171,072	$1,101,004	$1,182,728
12/19	$1,428,491	$1,438,588	$1,191,465	$1,497,334
12/20	$1,633,194	$1,655,226	$1,257,956	$1,740,651
12/21	$1,911,327	$1,893,072	$1,240,453	$2,063,368
12/22	$1,588,886	$1,574,673	$1,101,285	$1,684,533
12/23	$1,872,185	$1,875,484	$1,179,988	$2,058,500
12/24	$2,144,026	$2,149,141	$1,220,056	$2,418,531

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	14.52%	8.45%	7.92%
Growth Strategy Composite Index	14.55%	8.35%	7.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058974
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GGSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,020	$9,843	$10,102	$9,764
12/16	$10,693	$10,542	$10,501	$10,531
12/17	$12,971	$12,604	$10,819	$13,056
12/18	$11,578	$11,711	$11,010	$11,827
12/19	$14,183	$14,386	$11,915	$14,973
12/20	$16,208	$16,552	$12,580	$17,407
12/21	$18,941	$18,931	$12,405	$20,634
12/22	$15,736	$15,747	$11,013	$16,845
12/23	$18,517	$18,755	$11,800	$20,585
12/24	$21,183	$21,491	$12,201	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	14.40%	8.35%	7.79%
Growth Strategy Composite Index	14.55%	8.35%	7.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025578
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Service Class
Trading Symbol	GGSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Disinflation trends, central bank rate cuts, generally positive economic data, favorable corporate earnings reports and an equity rally fueled by excitement about Artificial Intelligence capabilities influenced capital markets most. The broad global equity markets generated positive returns. The global fixed income markets were negative.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Growth Strategy Composite Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	MSCI® ACWI Index (Net, USD, Unhedged)
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,983	$9,843	$10,102	$9,764
12/16	$10,609	$10,542	$10,501	$10,531
12/17	$12,824	$12,604	$10,819	$13,056
12/18	$11,406	$11,711	$11,010	$11,827
12/19	$13,926	$14,386	$11,915	$14,973
12/20	$15,855	$16,552	$12,580	$17,407
12/21	$18,457	$18,931	$12,405	$20,634
12/22	$15,270	$15,747	$11,013	$16,845
12/23	$17,900	$18,755	$11,800	$20,585
12/24	$20,392	$21,491	$12,201	$24,185

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	13.92%	7.92%	7.38%
Growth Strategy Composite Index	14.55%	8.35%	7.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	3.40%	0.47%	2.01%
MSCI® ACWI Index (Net, USD, Unhedged)	17.49%	10.05%	9.22%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 971,376,969
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,393,040
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$971,376,969
# of Portfolio Holdings	24
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$1,393,040

Holdings [Text Block]

Fund Allocation (%)

Equity	44.0%
Fixed Income	5.2%
Dynamic	1.5%
Other	46.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs